Organization and Principal Activities - Schedule of VIEs' Reported Consolidated Statements of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of revenues		$ 123	$ 654,979
Total operating expenses	4,133,856	1,993,959	15,753,432
Net loss	(9,075,353)	(61,995,758)	(3,818,737)
Variable Interest Entity [Member]
Revenues	618	1,366,417	14,402,329
Cost of revenues		123	654,979
Total operating expenses	102,135	784,840	12,329,417
Net loss	$ 248,314	$ 53,859,306	$ 1,530,958